Note 25 - Liabilities Subject to Compromise (Details) - USD ($) $ in Millions		Sep. 03, 2013	Dec. 31, 2015	Dec. 31, 2014
Liabilities Subject To Compromise [Line Items]
Liabilities subject to compromise of the Predecessor Company (LSTC)		$ (9)
Liabilities reinstated at emergence:
Pension and other postretirement liabilities			$ (619)	$ (657)
Environmental obligations		18	$ 277	$ 322
Reorganization Adjustments [Member]
Liabilities Subject To Compromise [Line Items]
Liabilities subject to compromise of the Predecessor Company (LSTC)	[1]	2,475
Cash payments at emergence from LSTC		(84)
Claims expected to be satisfied in cash		(35)
Liabilities reinstated at emergence:
Pension and other postretirement liabilities	[1]	(156)
Environmental obligations	[1]	61
Other current liabilities		(9)
Total liabilities reinstated at emergence		(226)
Fair value of equity issued to unsecured creditors		(85)
Fair value of warrants issued to unsecured creditors		(24)
Gain on settlement of liabilities subject to compromise		2,021
Reorganization Adjustments [Member] | Environmental Liabilities [Member]
Liabilities reinstated at emergence:
Environmental obligations		$ (61)

[1]	Refer to explanation #18 for the determination of fair value for equity issued to unsecured creditors.